2 Accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2019 R$ / $ R$ / € R$ / $ $ / $ € / $	Dec. 31, 2018 R$ / $ R$ / € R$ / $ $ / $ € / $	Dec. 31, 2017 R$ / $ R$ / € R$ / $ $ / $ € / $
U.S. Dollar - Brazilian Real [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
End of period exchange rate	4.0307	3.8748
End of period exchange rate, variation	4.02%
Average exchange rate	3.9461	3.6558	3.1925
Average exchange rate, variation	7.94%	14.51%
Euro - Brazilian Real [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
End of period exchange rate | R$ / €	4.5305	4.4390
End of period exchange rate, variation	2.06%
Average exchange rate | R$ / €	4.4159	4.3094	3.6089
Average exchange rate, variation	2.47%	19.41%
Mexican Peso - Brazilian Real [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
End of period exchange rate	0.2134	0.1972
End of period exchange rate, variation	8.22%
Average exchange rate	0.2049	0.1901	0.1694
Average exchange rate, variation	7.80%	12.24%
U.S. Dollar - Mexican Peso [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
End of period exchange rate | $ / $	18.8858	19.6655
End of period exchange rate, variation	(3.96%)
Average exchange rate | $ / $	19.2568	19.2363	18.9142
Average exchange rate, variation	0.11%	1.70%
U.S. Dollar - Euro [Member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
End of period exchange rate | € / $	0.8926	0.8729
End of period exchange rate, variation	2.26%
Average exchange rate | € / $	0.8930		0.8871
Average exchange rate, variation	5.42%	4.50%